Appendix 1 Details of Assets and Liabilities in Foreign Currency	12 Months Ended
Dec. 31, 2024
APPENDIX 1 DETAILS OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Appendix 1 Details of Assets and Liabilities in Foreign Currency

APPENDIX 1 DETAIL OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY

This appendix is an integral part of the consolidated financial statements of Enel Chile.

The detail of assets and liabilities denominated in foreign currency is as follows:

	12-31-2024
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	38,228	246,506,945	136,705,029	149,097	20	383,399,319
Other current financial assets	—	9,284,462	10,234,050	—	—	19,518,512
Other current non-financial assets	-	127,832,837	23,830,167	569,776	930,601	153,163,381
Trade and other receivables, current	5,442,270	950,816,232	533,706,028	703	—	1,489,965,233
Current receivables due from related parties	—	4,432,760	27,553,521	10,797,055	—	42,783,336
Inventories	-	38,211,002	26,116,643	227,037	613,891	65,168,573
Current tax assets	-	69,092,991	10,119,318	-	1,008,190	80,220,499
TOTAL CURRENT ASSETS	5,480,498	1,446,177,229	768,264,756	11,743,668	2,552,702	2,234,218,853

NON-CURRENT ASSETS
Other non-current financial assets	-	4,646,303	-	—	—	4,646,303
Other non-current non-financial assets	76,832	142,667,189	5,853,802	—	—	148,597,823
Trade and other non-current receivables	28,010,923	63,052,195	1,068,188,551	—	-	1,159,251,669
Investments accounted for using the equity method	—	32,590,470	113,293	—	-	32,703,763
Intangible assets other than goodwill	—	113,442,016	179,728,647	—	177,793	293,348,456
Goodwill	—	849,345,650	39,897,262	—	—	889,242,912
Property, plant and equipment	—	3,704,836,526	3,833,351,366	—	14,673,175	7,552,861,067
Investment property	—	7,175,892	—	—	—	7,175,892
Right-of-use asset	220,361,086	31,802,677	12,661,541	7,785,671	—	272,610,975
Deferred tax assets	—	119,258,343	5,981,528	—	—	125,239,871
TOTAL NON CURRENT ASSETS	248,448,841	5,068,817,261	5,145,775,990	7,785,671	14,850,968	10,485,678,731

TOTAL ASSETS	253,929,339	6,514,994,490	5,914,040,746	19,529,339	17,403,670	12,719,897,584

	12-31-2023
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	35,935	449,278,983	113,862,934	102,479	10,959	563,291,290
Other current financial assets	—	57,180,139	10,537,499	18,996	—	67,736,634
Other current non-financial assets	3,055,257	69,227,975	27,260,077	593,326	360,690	100,497,325
Trade and other receivables, current	5,357,143	1,244,013,158	199,870,569	53,679	—	1,449,294,549
Current receivables due from related parties	—	5,340,093	32,373,527	12,560,505	—	50,274,125
Inventories	627,574	12,759,347	40,218,695	5,009,744	146,519	58,761,879
Current tax assets	-	73,779,644	7,333,950	-	1,863	81,115,457
TOTAL CURRENT ASSETS	9,075,909	1,911,579,339	431,457,251	18,338,729	520,031	2,370,971,259

NON-CURRENT ASSETS
Other non-current financial assets	1,838,328	9,764,057	-	—	—	11,602,385
Other non-current non-financial assets	79,460	238,284,871	29,533	—	—	238,393,864
Trade and other non-current receivables	30,745,450	353,276,892	519,655,799	—	-	903,678,141
Investments accounted for using the equity method	—	25,294,926	58,859	—	-	25,353,785
Intangible assets other than goodwill	—	112,207,320	82,682,099	—	120,081	195,009,500
Goodwill	—	849,345,650	35,119,008	—	—	884,464,658
Property, plant and equipment	—	3,437,454,240	3,400,624,560	—	12,106,020	6,850,184,820
Investment property	—	7,340,561	—	—	—	7,340,561
Right-of-use asset	217,535,040	32,890,521	11,875,392	6,751,602	—	269,052,555
Deferred tax assets	—	54,989,051	22,680,457	—	—	77,669,508
TOTAL NON CURRENT ASSETS	250,198,278	5,120,848,089	4,072,725,707	6,751,602	12,226,101	9,462,749,777

TOTAL ASSETS	259,274,187	7,032,427,428	4,504,182,958	25,090,331	12,746,132	11,833,721,036

	12-31-2024
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Brazilian Real	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	43,715,075	-	39,990,503	—	—	—	83,705,578
Current lease liability	24,863,216	-	300,307	1,722,596		—	26,886,119
Trade and other current payables	80,896,661	960,717,553	470,864,547	17,746,306	209,465	-	1,530,434,532
Current payable to related parties	—	40,198,093	185,965,202	72,138,633	—	—	298,301,928
Other current provisions	—	50,871,254	480,541	—	—	—	51,351,795
Current tax liabilities	—	184,793,922	4,276,229	—	—	—	189,070,151
Other current non-financial liabilities	—	54,304,600	9,432,698	-	—	—	63,737,298
TOTAL CURRENT LIABILITIES	149,474,952	1,290,885,422	711,310,027	91,607,535	209,465	-	2,243,487,401

NON-CURRENT LIABILITIES
Other non-current financial liabilities	-	—	2,373,962,103	—	—	—	2,373,962,103
Non-current lease liability	252,520,259	-	9,177,148	6,021,524	—	—	267,718,931
Trade and other non-current receivables	—	2	966,072,115	—	—	—	966,072,117
Non-Current accounts payable to related parties	—	—	1,015,904,873	—	—	—	1,015,904,873
Other long-term provisions	—	180,158,117	35,108,584	—	—	—	215,266,701
Deferred tax liabilities	—	182,363,771	25,532,753	—	—	—	207,896,524
Non-current provisions for employee benefits	—	65,598,156	-	—	—	—	65,598,156
Other non-current non-financial liabilities	—	37,611,263	—	—	—	—	37,611,263
TOTAL NON-CURRENT LIABILITIES	252,520,259	465,731,309	4,425,757,576	6,021,524	—	—	5,150,030,668

TOTAL LIABILITIES	401,995,211	1,756,616,731	5,137,067,603	97,629,059	209,465	-	7,393,518,069

	12-31-2023
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Brazilian Real	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	42,031,748	164	572,983,003	—	—	—	615,014,915
Current lease liability	22,149,396	99,718	357,191	1,531,888	—	—	24,138,193
Trade and other current payables	9,300,520	1,105,027,430	339,850,625	10,075,306	238,084	-	1,464,491,965
Current payables to related parties	—	6,712,011	161,400,415	294,455,151	—	10,889	462,578,466
Other current provisions	—	25,105,457	15,663	—	31,590	—	25,152,710
Current tax liabilities	—	155,757,190	4,350,022	—	—	—	160,107,212
Other current non-financial liabilities	—	33,056,546	7,903,913	1,466,297	8,127	—	42,434,883
TOTAL CURRENT LIABILITIES	73,481,664	1,325,758,516	1,086,860,832	307,528,642	277,801	10,889	2,793,918,344

NON-CURRENT LIABILITIES
Other non-current financial liabilities	196,122,880	—	1,708,390,061	—	—	—	1,904,512,941
Non-current lease liability	236,309,986	968,197	1,115,232	5,530,612	—	—	243,924,027
Trade and other non-current receivables	—	292,062,875	303,471,982	—	—	—	595,534,857
Non-Current payables to related parties	—	—	1,034,791,219	—	—	—	1,034,791,219
Other long-term provisions	—	176,624,539	34,976,147	—	—	—	211,600,686
Deferred tax liabilities	—	31,195,552	141,317,111	—	—	—	172,512,663
Non-current provisions for employee benefits	—	61,930,822	889,222	—	—	—	62,820,044
Other non-current non-financial liabilities	—	53,219,983	—	—	—	—	53,219,983
TOTAL NON-CURRENT LIABILITIES	432,432,866	616,001,968	3,224,950,974	5,530,612	—	—	4,278,916,420

TOTAL LIABILITIES	505,914,530	1,941,760,484	4,311,811,806	313,059,254	277,801	10,889	7,072,834,764